Share Capital - Schedule of Authorized Share Capital (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended		6 Months Ended	9 Months Ended
		Sep. 21, 2020	Apr. 22, 2020	Mar. 16, 2020	Nov. 27, 2019	Sep. 24, 2019	Aug. 27, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Exercise of warrants					370,209
Shares issued to settle payables, shares										670,974	671,000
Shares issued to settle payables	[1]										$ 1,738
Other expenses								$ 744	$ 200		$ 1,435	$ 439
Sprott Private Resource Lending II [Member]
Statement Line Items [Line Items]
Number of common stock issued for credit facility				107,291
Exchange Ratio [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Price per share			$ 0.23
Shares issued during the period for acquisition			8,130,630
Shares issued during the period for acquisition, value			$ 16,370
2019 Offering [Member]
Statement Line Items [Line Items]
Proceeds from common stock after transaction cost							$ 8,000
Canadian Dollars [Member]
Statement Line Items [Line Items]
Excercise price of warrants					$ 0.50
Proceeds from warrants					$ 926
Shares issued to settle payables										$ 2,098
Other expenses										$ 196
Canadian Dollars [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Price per share			$ 2.85
Canadian Dollars [Member] | 2019 Offering [Member]
Statement Line Items [Line Items]
Excercise price of warrants							$ 7.00
Shares issued during the period public equity financing, shares							2,185,000
Proceeds from offering							$ 11,581
Price per share							$ 5.30
Warrants to purchase common stock, description							Each 2019 Public Unit comprised one Common Share and one half-warrant (“$7.00 Warrant”) with each whole warrant entitling the holder to acquire a Common Share at a price of C$7.00 for a period of two years ending August 27, 2021.
Warrant term							2 years
Payments for broker and underwriting fees							$ 800
Proceeds from common stock after transaction cost							$ 10,510
Canadian Dollars [Member] | Globex Agreement [Member] | First Issuance [Member]
Statement Line Items [Line Items]
Shares issued during the period for acquisition						45,367
Shares issued during the period for acquisition, value						$ 225
Payment for purchase of shares						$ 100
Canadian Dollars [Member] | Globex Agreement [Member] | Second Issuance [Member]
Statement Line Items [Line Items]
Shares issued during the period for acquisition		65,657
Shares issued during the period for acquisition, value		$ 325
Payment for purchase of shares		$ 100

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican payables as approved by the TSX totaling C$2,098. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.